Longterm Incentive Plans (Details 2)	12 Months Ended
	Jan. 31, 2021 $ / shares shares	Jan. 31, 2021 $ / shares shares	Jan. 31, 2020 $ / shares shares	Jan. 31, 2019 $ / shares shares
Number of options, outstanding, beginning	1,472,500	1,472,500	1,369,183	1,362,083
Number of options, Granted	1,430,000	1,430,000	807,500	30,000
Granted pursuant to acquisition (Note 6(a))	856,880	856,880
Number of options, Forfeited/Cancelled	(836,668)	(836,668)	(704,183)	(22,900)
Number of options, outstanding, ending	2,922,712	2,922,712	1,472,500	1,369,183
Weighted average exercise price, outstanding, beginnig | $ / shares	$ 3.82		$ 4.60	$ 4.60
Weighted average exercise price, Granted | $ / shares	1.03		3.19	12.50
Weighted average exercise price, Granted pursuant to acquisition | (per share)		$ 3.05		(4.30)
Weighted average exercise price, Forfeited/Cancelled | $ / shares	(2.68)		(5.01)	$ 4.60
Weighted average exercise price, outstanding, ending | $ / shares	$ 2.56		$ 3.82
Weighted average remaining contractual life, outstanding, beginning	3 years 29 days	3 years 29 days	3 years 3 months 4 days	3 years 3 months 4 days
Weighted average remaining contractual life, Granted	3 years 4 days	3 years 4 days	4 years 4 months 17 days	4 years 3 months 26 days
Weighted average remaining contractual life, Granted pursuant to acquisition (Note 6(a))	4 months 6 days	4 months 6 days
Weighted average remaining contractual life, outstanding, ending	2 years 2 months 9 days	2 years 2 months 9 days	3 years 29 days	3 years 3 months 4 days